Note 4 - Allowance for Credit Losses - Credit Rating 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans, originated current year	$ 48,663	$ 62,308
Loans, originated one years before	59,696	57,481
Loans, originated two years before	51,933	84,198
Loans, originated three years before	76,178	44,066
Loans, originated four years before	41,119	24,615
Loans, originated prior	95,129	80,263
Loans, revolving	38,729	35,741
Loans, before fees	411,447	388,672	$ 369,567
Loans, write-off		21
Pass [Member]
Loans, before fees			362,412
Special Mention [Member]
Loans, before fees			4,736
Substandard [Member]
Loans, before fees			2,419
Doubtful [Member]
Loans, before fees			0
Unlikely to be Collected Financing Receivable [Member]
Loans, before fees			0
Commercial Portfolio Segment [Member]
Loans, originated current year	6,031	6,283
Loans, originated one years before	5,098	7,297
Loans, originated two years before	6,432	17,490
Loans, originated three years before	15,454	5,423
Loans, originated four years before	4,774	776
Loans, originated prior	5,102	5,936
Loans, revolving	31,885	29,937
Loans, before fees	74,776	73,142	77,093
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	5
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	5
Commercial Portfolio Segment [Member] | Pass [Member]
Loans, originated current year	6,031	6,157
Loans, originated one years before	5,071	7,297
Loans, originated two years before	6,432	17,490
Loans, originated three years before	15,454	5,420
Loans, originated four years before	4,774	776
Loans, originated prior	5,081	5,893
Loans, revolving	30,487	28,723
Loans, before fees	73,330	71,756	75,879
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans, originated current year	0	126
Loans, originated one years before	27	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	20	40
Loans, revolving	649	500
Loans, before fees	696	666	453
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	3
Loans, originated four years before	0	0
Loans, originated prior	1	3
Loans, revolving	749	714
Loans, before fees	750	720	761
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Commercial Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans, originated current year	30,647	34,733
Loans, originated one years before	36,260	30,764
Loans, originated two years before	28,170	42,934
Loans, originated three years before	39,411	17,501
Loans, originated four years before	16,701	13,333
Loans, originated prior	51,432	42,998
Loans, revolving	56	200
Loans, before fees	202,677	182,463	161,367
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Loans, originated current year	30,647	34,733
Loans, originated one years before	36,260	30,180
Loans, originated two years before	27,589	38,454
Loans, originated three years before	34,944	17,501
Loans, originated four years before	16,701	10,937
Loans, originated prior	48,038	42,686
Loans, revolving	56	200
Loans, before fees	194,235	174,691	157,628
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	584
Loans, originated two years before	581	0
Loans, originated three years before	0	0
Loans, originated four years before	0	2,396
Loans, originated prior	2,963	0
Loans, revolving	0	0
Loans, before fees	3,544	2,980	2,762
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	4,480
Loans, originated three years before	4,467	0
Loans, originated four years before	0	0
Loans, originated prior	431	312
Loans, revolving	0	0
Loans, before fees	4,898	4,792	977
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Commercial Real Estate Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans, originated current year	9,168	17,408
Loans, originated one years before	15,454	17,148
Loans, originated two years before	15,743	22,810
Loans, originated three years before	20,812	20,784
Loans, originated four years before	19,464	9,920
Loans, originated prior	37,986	30,864
Loans, revolving	123	0
Loans, before fees	118,750	118,934	116,339
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, originated current year	59	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	374	400
Loans, revolving	6,553	5,400
Loans, before fees	6,986	5,800	7,114
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Residential Portfolio Segment [Member] | Pass [Member] | Real Estate Loan [Member]
Loans, originated current year	9,068	17,408
Loans, originated one years before	15,152	17,121
Loans, originated two years before	15,717	22,705
Loans, originated three years before	20,709	20,784
Loans, originated four years before	19,464	9,739
Loans, originated prior	36,821	29,982
Loans, revolving	123	0
Loans, before fees	117,054	117,739	114,295
Residential Portfolio Segment [Member] | Pass [Member] | Home Equity Loan [Member]
Loans, originated current year	59	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	374	400
Loans, revolving	6,553	5,400
Loans, before fees	6,986	5,800	7,114
Residential Portfolio Segment [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans, originated current year	100	0
Loans, originated one years before	281	27
Loans, originated two years before	26	105
Loans, originated three years before	103	0
Loans, originated four years before	0	181
Loans, originated prior	546	384
Loans, revolving	0	0
Loans, before fees	1,056	697	1,438
Residential Portfolio Segment [Member] | Special Mention [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	21	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	619	498
Loans, revolving	0	0
Loans, before fees	640	498	606
Residential Portfolio Segment [Member] | Substandard [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Doubtful [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Residential Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Loans, originated current year	598	895
Loans, originated one years before	523	459
Loans, originated two years before	260	163
Loans, originated three years before	36	37
Loans, originated four years before	15	27
Loans, originated prior	7	2
Loans, revolving	112	204
Loans, before fees	1,551	1,787	2,116
Loans, originated current year, write-off	10	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	2
Loans, originated prior, write-off	0	2
Loans, revolving, write-off	0	0
Loans, write-off	10	4
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans, originated current year	2,160	2,989
Loans, originated one years before	2,361	1,813
Loans, originated two years before	1,328	801
Loans, originated three years before	465	321
Loans, originated four years before	165	559
Loans, originated prior	228	63
Loans, revolving	0	0
Loans, before fees	6,707	6,546	5,538
Loans, originated current year, write-off	2	0
Loans, originated one years before, write-off	11	1
Loans, originated two years before, write-off	0	5
Loans, originated three years before, write-off	14	2
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	4
Loans, revolving, write-off	0	0
Loans, write-off	27	12
Consumer Portfolio Segment [Member] | Pass [Member] | Consumer, Other [Member]
Loans, originated current year	598	871
Loans, originated one years before	500	459
Loans, originated two years before	260	163
Loans, originated three years before	36	37
Loans, originated four years before	15	27
Loans, originated prior	7	2
Loans, revolving	112	204
Loans, before fees	1,528	1,763	2,096
Consumer Portfolio Segment [Member] | Pass [Member] | Automobile Loan [Member]
Loans, originated current year	2,160	2,982
Loans, originated one years before	2,340	1,813
Loans, originated two years before	1,312	780
Loans, originated three years before	458	321
Loans, originated four years before	165	553
Loans, originated prior	225	58
Loans, revolving	0	0
Loans, before fees	6,660	6,507	5,400
Consumer Portfolio Segment [Member] | Special Mention [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	3
Consumer Portfolio Segment [Member] | Special Mention [Member] | Automobile Loan [Member]
Loans, originated current year	0	7
Loans, originated one years before	21	0
Loans, originated two years before	16	16
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	5
Loans, revolving	0	0
Loans, before fees	37	28	80
Consumer Portfolio Segment [Member] | Substandard [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	17
Consumer Portfolio Segment [Member] | Substandard [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	5
Loans, originated three years before	7	0
Loans, originated four years before	0	6
Loans, originated prior	3	0
Loans, revolving	0	0
Loans, before fees	10	11	58
Consumer Portfolio Segment [Member] | Doubtful [Member] | Consumer, Other [Member]
Loans, originated current year	0	24
Loans, originated one years before	23	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	23	24	0
Consumer Portfolio Segment [Member] | Doubtful [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0	0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	$ 0	$ 0	$ 0